Financial Instruments (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Financial Instruments [Line Items]
Maximum exposure to credit risk	$ 553,900		$ 553,900		$ 721,300
Allowance for doubtful accounts	13,700		13,700		8,900
Borrowings before deferred financing costs	2,986,700		2,986,700		3,098,100
Derivative liabilities	$ 726,940		$ 726,940		617,135
Interest rates	5.00%		5.00%
Net income loss			$ 89,600		185,000
Other comprehensive income loss			47,200		13,400
Cash and cash equivalents	$ 15,500		$ 15,500
Short-term investments					$ 13,300
Discount rate cash flow	7.20%		7.20%		7.20%
Bottom of range [Member]
Financial Instruments [Line Items]
Discount cash flows	3.86%		3.86%		4.37%
Top of range [Member]
Financial Instruments [Line Items]
Discount cash flows	4.29%		4.29%		4.63%
Telesat Lightspeed Warrants [Member]
Financial Instruments [Line Items]
Borrowings before deferred financing costs	$ 421,500		$ 421,500
Derivative liabilities	726,900		726,900		617,100
Deferred charges	$ 502,300		$ 502,300		$ 617,500
North American [Member]
Financial Instruments [Line Items]
Risk percentage			64%		48%
International Customers [Member]
Financial Instruments [Line Items]
Risk percentage			36%		52%
Interest Rates Floor [Member]
Financial Instruments [Line Items]
Interest rates	0.25%		0.25%
Net income loss	$ 1,400
Interest rates		$ 1,200	$ 4,000	$ 3,500